Document and Entity Information	Nov. 10, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001820302
Document Type	8-K
Document Period End Date	Nov. 10, 2025
Entity Registrant Name	Bakkt Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39544
Entity Tax Identification Number	41-2324812
Entity Address, Address Line One	One Liberty Plaza
Entity Address, Address Line Two	One Liberty St.
Entity Address, Address Line Three	Ste. 305-306
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006
City Area Code	678
Local Phone Number	534-5849
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BKKT
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A Common Stock
Trading Symbol	BKKT WS
Security Exchange Name	NYSE